Fair Value Measurements and Hedging (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging - Schedule of Derivative Instrument

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	March 10, 2020	March 29, 2020	March 29, 2026	0.7000%	$ 29,960	$ 26,215
ING	March 10, 2020	April 2, 2020	October 2, 2025	0.7000%	$ 39,375	$ 33,750
ING	March 18, 2020	April 3, 2020	April 3, 2023	0.6750%	$ 16,157	$ 14,293
SEB	March 6, 2020	April 30, 2020	January 30, 2025	0.7270%	$ 58,885	$ 51,072
Citi	June 11, 2020	July 30, 2020	October 18, 2023	0.3300%	$ 104,450	$ 86,200
Citi	June 11, 2020	August 10, 2020	May 10, 2024	0.3510%	$ 56,075	$ 49,587
Citi	June 11, 2020	June 22, 2020	December 20, 2023	0.3380%	$ 94,538	$ 74,557
Citi	June 11, 2020	June 29, 2020	August 28, 2023	0.3280%	$ 56,915	$ 44,075
Citi	June 11, 2020	July 21, 2020	July 21, 2023	0.3250%	$ 99,816	$ 88,725
Citi	June 11, 2020	August 28, 2020	May 28, 2024	0.3520%	$ 31,350	$ 27,700
Citi	June 11, 2020	September 1, 2020	March 1, 2024	0.3430%	$ 33,390	$ 30,298
ING July 20	July 8, 2020	July 6, 2020	July 6, 2026	0.3700%	$ 70,000	$ 55,417
SEB	February 12, 2021	April 26, 2021	January 26, 2026	0.4525%	$ 37,050	$ 33,150
ABN	February 24, 2021	March 20, 2021	December 20, 2023	0.3120%	$ 84,548	$ 74,557
NBG	June 29, 2021	June 28, 2021	June 28, 2023	0.6500%	$ 125,000	$ 117,500

Fair Value Measurements and Hedging - Derivative instruments effect on statement of operations (Table)

	Years ended December 31,
	2019	2020	2021
Consolidated Statement of Operations

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 7)	–	(848)	(2,351)
Total Gain/(loss) recognized	$–	$(848)	$(2,351)

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	6,043	(5,995)	1,308
Realized gain/(loss) on bunker swaps	(1,386)	20,856	748
Unrealized gain/(loss) on forward freight agreements and freight options	(321)	(430)	1,802
Unrealized gain/(loss) on bunker swaps	75	1,725	(294)
Total Gain/(loss) recognized	$4,411	$16,156	$3,564

Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table)

		Quoted Prices in Active Markets for Identical Assets (Level 1)
		December 31, 2020		December 31, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Bunker swaps - current	Derivatives, current asset portion	$-	-	$7	-
Freight derivatives - current	Derivatives, current asset portion	$-	-	$1,440	-
Freight derivatives - non-current	Derivatives, non-current asset portion	$-	-	$150	-
Total		$-	-	$1,597	-
LIABILITIES
Bunker swaps - current	Derivatives, current liability portion	$-	-	$300	-
Freight derivatives - current	Derivatives, current liability portion	$212	-	$-	-
Total		$212	-	$300	-

Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table)

		Significant Other Observable Inputs (Level 2)
		December 31, 2020		December 31, 2021
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$ -	–	$ -	549
Interest rate swaps - non-current	Derivatives, non-current asset portion	$ -	–	$ -	6,763
Total		$ -	–	$ -	7,312
LIABILITIES
Interest rate swaps - current	Derivatives, current liability portion	$ -	1,727	$ -	443
Interest rate swaps - non-current	Derivatives, non-current liability portion	$ -	2,265	$ -	–
Total		$ -	3,992	$ -	443

Fair Value Measurements and Hedging - Fair value measurements on a nonrecurring basis (Table)

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Impairment loss
	(Level 1)	(Level 2)	(Level 3)
Vessels, net	$ -	$24,475	$ -	$3,411
TOTAL	$ -	$24,475	$ -	$3,411